Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We have had no program, plan, or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public information (“MNPI”). Annual grants of stock options to employees are typically approved by our Compensation Committee or our president and chief executive officer pursuant to a delegation of authority from our Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate, such as the stock option awards granted on March 27, 2024, in connection with the completion of our IPO. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award, although non-executive new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

The following table sets forth information for certain stock options granted to our NEOs during 2024 as required under Item 402(x) of Regulation S-K. In the event a company grants stock options or option-like instruments within the period commencing four business days prior to and ending one business day following the filing by such company of a Form 10-K, Form 10-Q, or Form 8-K containing MNPI, Item 402(x) of Regulation S-K requires tabular disclosure of certain information related to such awards. The table below is being provided because certain of the stock options granted to our NEOs during 2024 were granted within the period commencing four business days prior to and ending one business day following our filing of a Form 10-K, Form 10-Q, or Form 8-K containing MNPI.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award at Time of Grant ($) (1)	Grant Date Fair Value of the Award ($)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI

Zachary D. Hornby	3/27/2024	162,343	16.00	2,041,479	(0.66%)
Christian Hassig, Ph.D.	3/27/2024	48,703	16.00	612,445	(0.66%)
Klaus Wagner, M.D., Ph.D.	3/27/2024	41,745	16.00	524,947	(0.66%)
Jami Rubin	3/27/2024	32,468	16.00	408,288	(0.66%)
Neil Abdollahian	3/27/2024	23,191	16.00	291,629	(0.66%)

(1)
This column reflects the exercise price of the options as of the date of grant. These options were repriced on August 19, 2024, as described above. The exercise price of the Repriced Options, after giving effect to the option repricing, and assuming achievement of the Premium End Date, is $3.56.

Award Timing Method

We have had no program, plan, or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public information (“MNPI”). Annual grants of stock options to employees are typically approved by our Compensation Committee or our president and chief executive officer pursuant to a delegation of authority from our Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate, such as the stock option awards granted on March 27, 2024, in connection with the completion of our IPO. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award, although non-executive new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Annual grants of stock options to employees are typically approved by our Compensation Committee or our president and chief executive officer pursuant to a delegation of authority from our Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate, such as the stock option awards granted on March 27, 2024, in connection with the completion of our IPO. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award, although non-executive new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.
Awards Close in Time to MNPI Disclosures, Table	.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award at Time of Grant ($) (1)	Grant Date Fair Value of the Award ($)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI

Zachary D. Hornby	3/27/2024	162,343	16.00	2,041,479	(0.66%)
Christian Hassig, Ph.D.	3/27/2024	48,703	16.00	612,445	(0.66%)
Klaus Wagner, M.D., Ph.D.	3/27/2024	41,745	16.00	524,947	(0.66%)
Jami Rubin	3/27/2024	32,468	16.00	408,288	(0.66%)
Neil Abdollahian	3/27/2024	23,191	16.00	291,629	(0.66%)

(1)
This column reflects the exercise price of the options as of the date of grant. These options were repriced on August 19, 2024, as described above. The exercise price of the Repriced Options, after giving effect to the option repricing, and assuming achievement of the Premium End Date, is $3.56.

Awards Close in Time to MNPI Disclosures
Exercise Price	$ 3.56
Zachary D. Hornby
Awards Close in Time to MNPI Disclosures
Name	Zachary D. Hornby
Underlying Securities | shares	162,343
Exercise Price	$ 16
Fair Value as of Grant Date | $	$ 2,041,479
Underlying Security Market Price Change | Rate	(0.66%)
Christian Hassig, Ph.D.
Awards Close in Time to MNPI Disclosures
Name	Christian Hassig, Ph.D.
Underlying Securities | shares	48,703
Exercise Price	$ 16
Fair Value as of Grant Date | $	$ 612,445
Underlying Security Market Price Change | Rate	(0.66%)
Klaus Wagner, M.D., Ph.D.
Awards Close in Time to MNPI Disclosures
Name	Klaus Wagner, M.D., Ph.D.
Underlying Securities | shares	41,745
Exercise Price	$ 16
Fair Value as of Grant Date | $	$ 524,947
Underlying Security Market Price Change | Rate	(0.66%)
Jami Rubin
Awards Close in Time to MNPI Disclosures
Name	Jami Rubin
Underlying Securities | shares	32,468
Exercise Price	$ 16
Fair Value as of Grant Date | $	$ 408,288
Underlying Security Market Price Change | Rate	(0.66%)
Neil Abdollahian
Awards Close in Time to MNPI Disclosures
Name	Neil Abdollahian
Underlying Securities | shares	23,191
Exercise Price	$ 16
Fair Value as of Grant Date | $	$ 291,629
Underlying Security Market Price Change | Rate	(0.66%)